Income Taxes - Income Tax Provision (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax provision (benefit):
Federal	$ 0	$ 0	$ 0
State and local	0	0	0
Non-U.S.	3,331	20,456	49,371
Total current tax provision	3,331	20,456	49,371
Deferred tax provision (benefit):
Federal	(65)	(118)	(148)
State and local	308	(324)	(510)
Non-U.S.	(110)	(508)	(3,076)
Total deferred tax provision (benefit)	133	(950)	(3,734)
Income tax provision (benefit)	$ 3,464	$ 19,506	$ 45,637